Shareholder Report, Holdings (Details) - C000035521	Jan. 31, 2025
52472T726 | BrandywineGlobal High Yield Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	25.90%
024524290 | American Beacon SiM High Yield Opportunities Fund, Class Y
Holdings [Line Items]
Percent of Net Asset Value	21.80%
92837F763 | Virtus Seix Floating Rate High Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	15.20%
67066D689 | Nuveen Floating Rate Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	15.10%
27827V402 | Eaton Vance Emerging Markets Debt Opportunities Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	10.30%
46645V378 | JPMorgan Hedged Equity 2 Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	3.30%
46637K281 | JPMorgan Hedged Equity Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	3.30%
46645V329 | JPMorgan Hedged Equity 3 Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	3.30%
60934N104 | Federated Hermes Government Obligations Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Alternative
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	88.30%
InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.80%
InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	98.20%